Deferred Income (Details) € in Thousands, $ in Thousands	Mar. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	€ 19,607	€ 17,552
Non-current deferred income	17,307	21,394
Total deferred income	36,914	38,946
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Current deferred income	19,607	17,552
Non-current deferred income	17,307	21,394
Total deferred income	€ 36,914	€ 38,946	€ 2,047	$ 2,429